UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        SEPTEMBER 30, 2004
                                                ----------------------------

Check here if Amendment [   ] ;  Amendment Number:
                                                  ---------
      This Amendment (Check only one.):   [    ]  is a restatement.
                                          [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836
                  -----------------------------------------------------

Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ SHANNA S. SULLIVAN         GREENWICH, CT                 OCTOBER 6, 2004
------------------------  ------------------------     ------------------------
      (Signature)               (City, State)                    (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:  Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         45
                                                     ------------------------

Form 13F Information Table Value Total:                     $3,916,276
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

                                                               NONE

                  Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                           9/30/2004

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               Item 1               Item 2     Item 3      Item 4    Item 5         Item 6          Item 7           Item 8
           Name of Issuer           Title       Cusip    Mkt. Value  Shares  INVESTMENT DISCRETION   Mgrs.       VOTING AUTHORITY
                                                                             ---------------------              ----------------
                                      of        Number     x $1000            Sole  Shared  Other           Sole   Shared      None
                                    Class                                     (A)     (B)    (C)             (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

Aetna Life & Casualty Co.           COMMON    00817Y108    127,954  1,280,434   X                         1,157,134     0    123,300
Altria Group, Inc.                  COMMON    02209S103        851     18,100   X                                 0     0     18,100
Ambac Financial Group, Inc          COMMON    023139108    124,812  1,561,130   X                         1,410,430     0    150,700
Baxter International, Inc.          COMMON    071813109    111,866  3,478,431   X                         3,142,231     0    336,200
Berkshire Hathaway, Inc.            COMMON    084670108    174,773      2,017   X                             1,821     0        196
Berkshire Hathaway, Inc. Cl B       COMMON    084670207      5,989      2,086   X                             2,086     0          0
CIGNA Corporation                   COMMON    125509109    127,615  1,832,759   X                         1,655,959     0    176,800
CenturyTel, Inc.                    COMMON    156700106    125,435  3,663,392   X                         3,305,392     0    358,000
Chubb Corporation                   COMMON    171232101    120,200  1,710,302   X                         1,545,302     0    165,000
CitiGroup, Inc.                     COMMON    172967101      1,326     30,053   X                                 0     0     30,053
Citizen's Communications            COMMON    17453B101     16,157  1,206,668   X                         1,065,668     0    141,000
Comerica, Inc.                      COMMON    200340107    118,423  1,995,328   X                         1,802,028     0    193,300
ConocoPhillips, Inc.                COMMON    20825C104    106,707  1,287,954   X                         1,168,454     0    119,500
Countrywide Financial Corp.         COMMON    222372104    137,427  3,488,887   X                         3,157,187     0    331,700
Dana Corporation                    COMMON    235811106     71,561  4,045,298   X                         3,621,447     0    423,851
Devon Energy Corporation            COMMON    25179M103    121,884  1,716,431   X                         1,557,731     0    158,700
Directv Group, Inc.                 COMMON    25459L106     69,829  3,969,816   X                         3,580,016     0    389,800
El Paso Corporation                 COMMON    28336L109    125,831 13,692,167   X                        12,401,867     0  1,290,300
Freddie Mac                         COMMON    313400301    168,846  2,588,075   X                         2,344,775     0    243,300
Fannie Mae                          COMMON    313586109        678     10,700   X                                 0     0     10,700
Georgia Pacific Corporation         COMMON    373298108    109,512  3,046,218   X                         2,758,718     0    287,500
Halliburton Company                 COMMON    406216101    128,314  3,808,660   X                         3,448,260     0    360,400
Hewlett-Packard Company             COMMON    428236103     66,772  3,561,155   X                         3,234,455     0    326,700
Honda Motor Co. Ltd                 COMMON    438128308     84,466  3,467,425   X                         3,126,725     0    340,700
Interpublic Group of Cos.           COMMON    460690100    112,934 10,664,201   X                         9,660,601     0  1,003,600
L-3 Communications Holdings, Inc.   COMMON    502424104     83,473  1,245,870   X                         1,160,170     0     85,700
Laboratory Corp. of America         COMMON    50540R409    117,056  2,677,394   X                         2,404,794     0    272,600
Liberty Media Corporation           COMMON    530718105    131,815 15,116,460   X                        13,651,060     0  1,465,400
Marathon Oil Corporation            COMMON    565849106    115,770  2,804,510   X                         2,538,610     0    265,900
McDonald's Corporation              COMMON    580135101    107,096  3,820,752   X                         3,457,552     0    363,200
Merck & Co. Inc.                    COMMON    589331107     60,042  1,819,442   X                         1,636,642     0    182,800
Presidential Life Corporation       COMMON    740884101        172     10,000   X                                 0     0     10,000
SPX Corporation                     COMMON    784635104    108,525  3,065,668   X                         2,775,968     0    289,700
Safeway, Inc.                       COMMON    786514208     71,587  3,707,267   X                         3,360,067     0    347,200
Sprint Corporation                  COMMON    852061100        594     29,500   X                                 0     0     29,500
TJX Companies, Inc.                 COMMON    872540109        837     38,000   X                                 0     0     38,000
TRW Automotive Holdings Co.         COMMON    87264S106     44,362  2,353,400   X                         2,129,600     0    223,800
Texas Instruments,Inc.              COMMON    882508104     62,437  2,934,063   X                         2,655,063     0    279,000
Textron Incorporated                COMMON    883203101      1,028     16,000   X                                 0     0     16,000
Thermo Electron Corporation         COMMON    883556102     98,669  3,651,690   X                         3,309,390     0    342,300
Time Warner, Inc.                   COMMON    887317105    109,460  6,781,898   X                         6,133,898     0    648,000
Tyco International Ltd.             COMMON    902124106    123,307  4,021,769   X                         3,638,069     0    383,700
U.S. Bancorp                        COMMON    902973304    133,441  4,617,321   X                         4,181,121     0    436,200
Waste Management, Inc.              COMMON    94106L109    100,216  3,665,555   X                         3,317,255     0    348,300
Watson Pharmaceuticals, Inc.        COMMON    942683103     86,227  2,926,921   X                         2,634,221     0    292,700

   TOTALS:                              45               3,916,276